Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill
	As of December 31, 2023		Additions	Disposals	As of December 31, 2024

Cost	Ps.	1,599,718	-	-	1,599,718

	As of December 31, 2022		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718	-	-	1,599,718

	As of January 1, 2022		Additions	Disposals	As of December 31, 2022

Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718

Schedule of Goodwill Balances of Group’s Companies

The Group’s goodwill balances were allocated as follows:

	As of December 31:
	2024		2023	2022

Betterware	Ps.	348,441	348,441	348,441
Jafra Mexico		1,250,132	1,250,132	1,250,132
Finayo		1,145	1,145	1,145
Total	Ps.	1,599,718	1,599,718	1,599,718

Schedule of key Assumptions Used in the Estimation of the Recoverable Amount

The key assumptions used in the estimation of the recoverable amount are set out below:

	2024		2023		2022
In percentages	Betterware	Jafra México	Betterware	Jafra México	Betterware	Jafra México
Discount rate	12.4	15.1	14.7	16.7	10.0	9.1
Average revenue growth rate	4.6	14.5	5.0	9.0	2.3	8.1
Terminal value growth rate	3.7	3.0	3.3	3.3	0.0	2.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	22.2	20.6	27.5	19.0	30.0	15.3